Property, Plant and Equipment - Summary of Carrying Amount of Right of Use Assets included in Property Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of ROU assets included in property plant and equipment	¥ 3,328	¥ 4,813
Building and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of ROU assets included in property plant and equipment	2,722	3,936
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of ROU assets included in property plant and equipment	447	657
Tools, furniture and fixtures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount of ROU assets included in property plant and equipment	¥ 159	¥ 220